Property and equipment	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Property and equipment.
Property and equipment

7. Property and equipment

	Machinery					Boat
	and	Rolling	Computer		Leasehold	rental
	equipment	stock	equipment	Moulds	improvements	fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2021	302,938	32,175	14,647	691,005	131,233	513,317	1,685,315
Additions	30,146	197,739	11,284	220,919	133,123	582,720	1,175,931
Disposals	—	(111,215)	(4,899)	—	—	(154,714)	(270,828)
Currency translation	—	(35)	—	—	—	30,154	30,119
Balance at August 31, 2022	333,084	118,664	21,032	911,924	264,356	971,477	2,620,537
Additions	41,209	69,350	565	30,501	87,959	604,712	834,296
Transferred from right-of-use assets	—	—	3,646	—	—	41,161	44,807
Disposals	—	(67,043)	—	—	—	(467,151)	(534,194)
Currency translation	—	(2,347)	—	—	—	(67,771)	(70,118)
Balance at May 31, 2023	374,293	118,624	25,243	942,425	352,315	1,082,428	2,895,328

Accumulated depreciation
Balance at August 31, 2021	167,604	24,362	8,398	50,420	11,579	8,443	270,806
Depreciation	30,200	23,938	5,079	22,608	32,926	43,196	157,947
Disposal	—	(18,301)	(674)	—	—	(8,223)	(27,198)
Balance at August 31, 2022	197,804	29,999	12,803	73,028	44,505	43,416	401,555
Depreciation	23,305	24,483	3,431	28,273	52,282	51,318	183,092
Disposal	—	(7,542)	—	—	—	(36,640)	(44,182)
Balance at May 31, 2023	221,109	46,940	16,234	101,301	96,787	58,094	540,465

Net carrying amount
As at August 31, 2022	135,280	88,665	8,229	838,896	219,851	928,061	2,218,982
As at May 31, 2023	153,184	71,684	9,009	841,124	255,528	1,024,334	2,354,863

10. Property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2020	187,850	32,175	8,436	506,172	34,818	—	769,451
Business acquisition	—	—	—	—	—	417,554	417,554
Additions	115,088	—	6,211	214,833	96,415	111,807	544,354
Disposals	—	—	—	(30,000)	—	(34,101)	(64,101)
Currency translation	—	—	—	—	—	18,057	18,057
Balance at August 31, 2021	302,938	32,175	14,647	691,005	131,233	513,317	1,685,315
Additions	30,146	197,739	11,284	220,919	133,123	582,720	1,175,931
Disposals	—	(111,215)	(4,899)	—	—	(154,714)	(270,828)
Currency translation	—	(35)	—	—	—	30,154	30,119
Balance at August 31, 2022	333,084	118,664	21,032	911,924	264,356	971,477	2,620,537

Accumulated depreciation
Balance at August 31, 2020	148,156	21,014	4,556	57,660	—	—	231,386
Depreciation	19,448	3,348	3,842	22,760	11,579	8,443	69,420
Disposal	—	—	—	(30,000)	—	—	(30,000)
Balance at August 31, 2021	167,604	24,362	8,398	50,420	11,579	8,443	270,806
Depreciation	30,200	23,938	5,079	22,608	32,926	43,196	157,947
Disposal	—	(18,301)	(674)	—	—	(8,223)	(27,198)
Balance at August 31, 2022	197,804	29,999	12,803	73,028	44,505	43,416	401,555

Net carrying amount
As at August 31, 2021	135,334	7,813	6,249	640,585	119,654	504,874	1,414,509
As at August 31, 2022	135,280	88,665	8,229	838,896	219,851	928,061	2,218,982

As at August 31, 2022, moulds of $346,752 [August 31, 2021 – $125,833] are not depreciated because they are not ready for use.